SHARE CAPITAL: (Schedule of Share-based Compensation) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based compensation [Line Items]
Share-based compensation	$ 859	$ 144
Cost of revenues [Member]
Share-based compensation [Line Items]
Share-based compensation	1	16
Research and development expenses [Member]
Share-based compensation [Line Items]
Share-based compensation	263	64
Selling, general and administrative [Member]
Share-based compensation [Line Items]
Share-based compensation	$ 595	$ 64